Insurance business - Liabilities under insurance contracts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Gross liabilities under insurance contracts beginning of period	$ 84,824
Impact on transition to IFRS 9			$ (69)
Claims and benefits paid	(6,604)	$ (6,809)
Increase in liabilities to policyholders	16,332	10,221
Exchange differences and other movements	381	(1,680)
Gross liabilities under insurance contracts end of period	93,847	84,824
Non-linked insurance
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Gross liabilities under insurance contracts beginning of period	54,845
Impact on transition to IFRS 9			(69)
Claims and benefits paid	(3,804)	(3,852)
Increase in liabilities to policyholders	11,326	8,943
Exchange differences and other movements	519	149
Gross liabilities under insurance contracts end of period	61,803	54,845
Linked life insurance
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Gross liabilities under insurance contracts beginning of period	5,721
Impact on transition to IFRS 9			0
Claims and benefits paid	(900)	(1,088)
Increase in liabilities to policyholders	1,217	(446)
Exchange differences and other movements	45	(225)
Gross liabilities under insurance contracts end of period	6,080	5,721
Investment contracts with DPF
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Gross liabilities under insurance contracts beginning of period	24,258
Impact on transition to IFRS 9			$ 0
Claims and benefits paid	(1,900)	(1,869)
Increase in liabilities to policyholders	3,789	1,724
Exchange differences and other movements	(183)	(1,604)
Gross liabilities under insurance contracts end of period	25,964	24,258
Gross insurance premium income
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Gross liabilities under insurance contracts beginning of period	87,330	85,667
Gross liabilities under insurance contracts end of period	97,439	87,330
Gross insurance premium income | Non-linked insurance
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Gross liabilities under insurance contracts beginning of period	57,283	52,112
Gross liabilities under insurance contracts end of period	65,324	57,283
Gross insurance premium income | Linked life insurance
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Gross liabilities under insurance contracts beginning of period	5,789	7,548
Gross liabilities under insurance contracts end of period	6,151	5,789
Gross insurance premium income | Investment contracts with DPF
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Gross liabilities under insurance contracts beginning of period	24,258	26,007
Gross liabilities under insurance contracts end of period	25,964	24,258
Reinsurers’ share of gross insurance premium income
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Gross liabilities under insurance contracts beginning of period	(2,506)
Gross liabilities under insurance contracts end of period	(3,592)	(2,506)
Reinsurers’ share of gross insurance premium income | Non-linked insurance
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Gross liabilities under insurance contracts beginning of period	(2,438)
Gross liabilities under insurance contracts end of period	(3,521)	(2,438)
Reinsurers’ share of gross insurance premium income | Linked life insurance
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Gross liabilities under insurance contracts beginning of period	(68)
Gross liabilities under insurance contracts end of period	(71)	(68)
Reinsurers’ share of gross insurance premium income | Investment contracts with DPF
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Gross liabilities under insurance contracts beginning of period	0
Gross liabilities under insurance contracts end of period	$ 0	$ 0